UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22759

SharesPost 100 Fund
 (Exact name of registrant as specified in charter)

1370 Willow Road, Menlo Park, CA 94025
 (Address of principal executive offices) (Zip code)

National Corporate Research, Ltd.
c/o SharesPost 100 Fund
615 South DuPont Highway
City of Dover, County of Kent, Delaware 19901
(Name and address of agent for service)

Copy to:
Daniel DeWolf
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
666 Third Avenue
New York, NY 10017

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – June 30, 2015

Item 1. Proxy Voting Record

PROXY VOTING RECORD

Name of Fund:	SharesPost 100 Fund
Period:	July 1, 2014 - June 30, 2015

Company Name	Record Date	Meeting Date	Shares Voted	Cusip	Ticker
Flurry, Inc.	8/4/2014	None	45,000	None	None

Proposal No.	Vote Cast	Mgmt. Reccomendation	Proposal	Author	With/Against Mgmt.
None	For	For	Approval of acquisition of Flurry, Inc. by Yahoo!, Inc.	Issuer	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SharesPost 100 Fund

By (Signature and Title)	/s/ Sven Weber
Sven Weber, President, SharesPost 100 Fund

Date: August 12, 2015